Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Common units
Partners' equity
Number of units issued	47,517,824	46,860,182
Number of units outstanding	47,517,824	46,860,182
General partner units
Partners' equity
Number of units issued	1,021,336	1,021,336
Number of units outstanding	1,021,336	1,021,336
Preference units
Partners' equity
Number of units outstanding	14,350,000	14,350,000
Series A preference units
Partners' equity
Number of units issued	5,750,000	5,750,000
Number of units outstanding	5,750,000	5,750,000
Series B preference units
Partners' equity
Number of units issued	4,600,000	4,600,000
Number of units outstanding	4,600,000	4,600,000
Series C preference units
Partners' equity
Number of units issued	4,000,000	4,000,000
Number of units outstanding	4,000,000	4,000,000